Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Construction-in-process of production infrastructure	$ 1,044
Net Loss from sale of fixed asset	$ 103